Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000053192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2012
Prospectus Date	rr_ProspectusDate	Jan 27, 2012

Risk/Return Supplement - Greater China Fund	12 Months Ended
Jan. 27, 2012
Risk/Return:
Supplement Text Block	NOMURA PARTNERS FUNDS, INC.

NOMURA PARTNERS FUNDS, INC.

THE JAPAN FUND

ASIA PACIFIC EX JAPAN FUND

INDIA FUND

GREATER CHINA FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED MAY 23, 2012

TO THE PROSPECTUS DATED JANUARY 27, 2012, AS AMENDED

1.	The disclosures below replace similar disclosures following the caption “Principal Investment Strategies” on page 15 of the prospectus:

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Nomura Asset Management Hong Kong Limited (“NAM Hong Kong”), on behalf of the Fund, uses a proprietary quantitative investment process together with fundamental analysis. NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

1.	The caption “Non-Diversification Risk” and the disclosure following the caption within the section entitled “Principal Investment Risks” on page 15 of the prospectus are deleted in their entirety.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Supplement Text Block	npfi_SupplementTextBlock	NOMURA PARTNERS FUNDS, INC.

NOMURA PARTNERS FUNDS, INC.

THE JAPAN FUND

ASIA PACIFIC EX JAPAN FUND

INDIA FUND

GREATER CHINA FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED MAY 23, 2012

TO THE PROSPECTUS DATED JANUARY 27, 2012, AS AMENDED

1.	The disclosures below replace similar disclosures following the caption “Principal Investment Strategies” on page 15 of the prospectus:

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Nomura Asset Management Hong Kong Limited (“NAM Hong Kong”), on behalf of the Fund, uses a proprietary quantitative investment process together with fundamental analysis. NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

1.	The caption “Non-Diversification Risk” and the disclosure following the caption within the section entitled “Principal Investment Risks” on page 15 of the prospectus are deleted in their entirety.

Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	npfi_SupplementTextBlock	NOMURA PARTNERS FUNDS, INC.

NOMURA PARTNERS FUNDS, INC.

THE JAPAN FUND

ASIA PACIFIC EX JAPAN FUND

INDIA FUND

GREATER CHINA FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED MAY 23, 2012

TO THE PROSPECTUS DATED JANUARY 27, 2012, AS AMENDED

1.	The disclosures below replace similar disclosures following the caption “Principal Investment Strategies” on page 15 of the prospectus:

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Nomura Asset Management Hong Kong Limited (“NAM Hong Kong”), on behalf of the Fund, uses a proprietary quantitative investment process together with fundamental analysis. NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

1.	The caption “Non-Diversification Risk” and the disclosure following the caption within the section entitled “Principal Investment Risks” on page 15 of the prospectus are deleted in their entirety.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Document Creation Date	dei_DocumentCreationDate	May 23, 2012